Income Taxes (Details)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate					(21.00%)	(34.00%)
State income tax, net of federal benefit					(7.70%)	(6.50%)
Warrant expense					9.40%	10.60%
Disqualified interest and other					1.00%	0.90%
Research credits					(1.50%)	(1.20%)
U.S. tax reform						8.30%
Valuation allowance					19.80%	21.90%
Effective tax rate	0.00%	0.00%	0.00%	0.00%